Goodwill (Details)					1 Months Ended			12 Months Ended
	Mar. 17, 2021 USD ($) shares	Mar. 17, 2021 CNY (¥) shares	Dec. 04, 2020 USD ($)	Dec. 04, 2020 CNY (¥)	Aug. 31, 2018 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 shares	Sep. 30, 2014 CNY (¥)
Goodwill (Details) [Line Items]
Percentage of ownership			67.36%	67.36%	100.00%	100.00%	100.00%
Consideration			$ 2,500,000	¥ 16,400,000	$ 60,000,000	$ 7,391,894	¥ 48,000,000
Identifiable net assets			607,120		1,440,349	151,958				¥ 963,000
Goodwill			$ 3,849,207		4,488,664	$ 7,239,936
Intangible asset					$ 54,070,987
Equity interest	100.00%	100.00%
Business Combination consideration cash amount	$ 102,000,000	¥ 666,000,000
Preferred shares (in Shares) | shares								24,295,182	22,794,872
Fair value liabilities	10,828,009
Intangible asset	$ 72,746,349
Goodwill	$71,808,110	$71,808,110
Other asset impairment charges								$ 3,619,968
LKCO Ordinary shares [Member]
Goodwill (Details) [Line Items]
Ordinary shares (in Shares) | shares	9,819,926	9,819,926
Preferred shares (in Shares) | shares	1,500,310